Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
December 2020 Note [Member]
Principal	$ 230	$ 230
Discount	(201)	(225)
Net	29	$ 5
March 2021 Note [Member]
Principal	1,210
Discount	(1,172)
Net	38
Total Notes Payable [Member]
Principal	1,460
Discount	(1,373)
Net	$ 67